UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2012

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2012

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND+

September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.5%
		Alabama-.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$5,508,950
		Alaska-.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,720,000
		Arizona-2.7%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,812,900
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		8,053,220
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033		5,738,300
				19,604,420
		Arkansas-.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,538,050
		California-2.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,432,500
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,673,800
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,893,950
				17,000,250
		Colorado-.8%
4,815	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,519,243
		District of Columbia-1.7%
5,000	M	District of Columbia GO 6% 6/1/2021		6,591,950
5,000	M	District of Columbia Rev. 5.5% 8/15/2028		5,545,450
				12,137,400
		Florida-10.3%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,778,000
5,000	M	Duval County School Board COP 5.25% 7/1/2035		5,571,650
4,930	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		5,362,362
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,668,255
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,855,400
5,000	M	Manatee County School Board COP 5.625% 7/1/2031		5,846,600
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,784,850
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029		5,626,850
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		5,608,800
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029		5,604,500
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,723,500
5,000	M	Orange County School Board COP 5.5% 8/1/2034		5,809,700
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,759,250
				74,999,717
		Georgia-6.5%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,843,200
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		11,441,658
5,000	M	5.25% 11/1/2034		5,739,500
7,500	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		8,735,775
5,000	M	JPMorgan Chase Putters 9.409% 1/1/2016 (a)		6,413,500
8,740	M	Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev.
		6% 7/1/2013		9,119,403
				47,293,036
		Illinois-11.5%
		Chicago Board of Education Lease Certificates:
5,000	M	6% 1/1/2016		5,781,050
26,000	M	6% 1/1/2020		30,806,360
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041		6,219,650
5,000	M	Cook County Sales Tax Rev. 5% 11/15/2037		5,785,000
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022		5,662,050
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,459,850
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		8,228,920
5,000	M	Metropolitan Pier & Exposition Auth. Rev. 5% 6/15/2042		5,632,600
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		4,967,520
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,260,100
				83,803,100
		Indiana-4.6%
10,000	M	Franklin Township Multi-School Bldg. Corp. Rev. 5% 1/15/2035		11,497,000
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		8,566,496
4,080	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029		4,239,242
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		9,441,722
				33,744,460
		Iowa-.1%
595	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028		604,782
		Kentucky-1.2%
5,000	M	Kentucky Eco. Dev. Fin. Auth. 5.75% 12/1/2028		5,613,850
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029		2,813,637
				8,427,487
		Louisiana-.9%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		6,569,327
		Maine-.5%
3,360	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		3,830,098
		Massachusetts-2.9%
3,725	M	Boston Water & Sewer Rev. 5.75% 11/1/2013		3,831,647
4,095	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		4,616,334
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,547,650
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 9.477% 2/1/2016 (a)		6,751,077
				20,746,708
		Michigan-6.0%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		6,309,150
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,852,000
2,425	M	Michigan State Environmental Protection Prog. GO 6.25% 11/1/2012		2,438,337
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		11,230,000
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028		5,951,400
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		6,097,635
5,000	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042		5,499,950
				43,378,472
		Minnesota-.5%
3,500	M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029		3,965,920
		Missouri-.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028		5,678,550
		Montana-.6%
3,930	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		4,312,664
		New Jersey-.8%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,692,700
		New Mexico-1.6%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,558,500
5,000	M	University of New Mexico Univ. Rev. ROLS 9.477% 6/1/2014 (a)		5,901,700
				11,460,200
		New York-8.9%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		29,675,580
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027		13,331,600
5,000	M	State University 5.875% 5/15/2017		5,842,550
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021		5,662,600
7,780	M	Port Authority of New York & New Jersey Drivers 9.256% 8/15/2015 (a)		10,174,839
				64,687,169
		North Carolina-.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,642,500
		North Dakota-.6%
1,450	M	Mercer County Pollution Control Rev. 7.2% 6/30/2013		1,514,858
2,565	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028		2,641,334
				4,156,192
		Ohio-3.6%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2026		5,736,550
6,000	M	Jefferson County GO 5.75% 12/1/2019		6,778,200
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,694,400
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
3,010	M	6.125% 9/1/2028		3,193,219
4,505	M	5.85% 9/1/2033		4,852,245
				26,254,614
		Pennsylvania-3.4%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,832,200
5,000	M	Penn. St. Economic Dev. Auth. Rev. 5% 3/1/2034		5,642,550
5,000	M	Philadelphia GO 7.125% 7/15/2038		5,801,950
5,000	M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036		5,658,050
1,425	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		1,481,059
				24,415,809
		Puerto Rico-2.6%
5,000	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		5,604,750
		Puerto Rico Sales Tax Fin. Revenue:
7,000	M	5.5% 8/1/2037		7,525,910
5,000	M	5.25% 8/1/2040		5,494,550
				18,625,210
		Rhode Island-1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		8,081,360
		South Carolina-.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,985,900
		Texas-11.4%
5,480	M	Austin Utilities Systems Rev. 6% 11/15/2013		5,618,589
5,000	M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029		5,407,050
7,000	M	Harris County Toll Road Sub. Liens GO 6.5% 8/15/2013		7,380,240
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,762,300
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,780,050
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027		5,913,900
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013		4,192,880
6,035	M	6.25% 12/15/2015		6,676,038
5,000	M	JP Morgan Chase Putters 9.268% 2/1/2030 (a)		6,770,600
5,000	M	Medina Valley Indpt. School District GO ROLS 9.477% 8/15/2015 (a)		6,496,300
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		11,054,300
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,737,900
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,911,200
				82,701,347
		Utah-.1%
630	M	Provo Electric System Rev. 10.375% 9/15/2015		734,851
		Washington-3.8%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		6,156,200
7,000	M	Providence Health 5.25% 10/1/2033		7,749,000
		Washington State ROLS:
5,000	M	9.477% 7/1/2014 (a)		6,276,800
5,500	M	9.477% 7/1/2016 (a)		7,303,230
				27,485,230
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		5,077,845
		Wisconsin-3.3%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,744,480
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		8,291,041
				24,035,521
Total Value of Municipal Bonds (cost $623,071,161)			99.5%	721,419,082
Other Assets, Less Liabilities			.5	3,806,568
Net Assets			100.0%	$725,225,650

+ Prior to September 4, 2012 known as First Investors Tax Exempt Fund.

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$623,071,161. Accumulated net unrealized appreciation on investments was $98,347,921, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND+
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-95.5%
		Alabama-1.5%
$1,000	M	Alabama State University Rev. 5.25% 9/1/2034		$1,144,100
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039		2,982,375
				4,126,475
		Alaska-1.7%
1,000	M	Alaska Intl. Airport Rev. 5.75% 10/1/2012 (b)		1,000,470
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028		3,658,470
				4,658,940
		Arizona-3.5%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,490,988
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		5,740,000
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,405,100
				9,636,088
		California-2.7%
1,100	M	Alhambra Unified Sch. District GO 5.25% 8/1/2028		1,286,472
4,375	M	California State Public Works Lease Rev. 5% 9/1/2034		4,911,375
1,250	M	California State Various Purpose GO 5% 9/1/2036 (c)		1,412,187
				7,610,034
		Colorado-2.5%
5,000	M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031		5,826,600
770	M	University of Colorado Enterprise Rev. 5% 6/1/2029		938,568
				6,765,168
		Connecticut-.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,135,460
		District of Columbia-1.2%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
		5% 10/1/2029		3,412,230
		Florida-6.4%
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		1,122,890
1,000	M	5.25% 7/1/2027		1,130,460
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028		5,632,400
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		4,106,786
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		5,847,550
				17,840,086
		Georgia-7.5%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,839,200
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034		4,147,184
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,915,875
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039		1,753,035
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021		1,011,750
2,500	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		2,911,925
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,333,360
				20,912,329
		Hawaii-2.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,952,050
2,000	M	Honolulu City & Cnty. Wastewater Sys. Rev. 5% 7/1/2037 (c)		2,337,060
				5,289,110
		Illinois-5.7%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027		5,494,400
5,000	M	6.5% 1/1/2041		6,219,650
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030		2,795,125
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,390,190
				15,899,365
		Indiana-1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,695,765
1,000	M	5.25% 7/15/2029		1,124,810
				2,820,575
		Louisiana-3.6%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025		1,769,955
3,000	M	Louisiana State GO 5% 9/1/2028		3,604,170
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,199,950
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029		2,682,857
635	M	Terrebonne Parish Waterworks 5% 11/1/2037 (c)		707,085
				9,964,017
		Massachusetts-.7%
1,500	M	Massachusetts State GO 5.25% 8/1/2022		1,963,845
		Michigan-5.6%
1,000	M	Fowlerville Cmnty. Schools Sch. Dist. 5% 5/1/2028		1,178,840
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,949,900
1,900	M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023		1,923,218
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,161,300
5,000	M	Wayne Cnty. Airport Auth. Rev. 5% 12/1/2042		5,499,950
				15,713,208
		Minnesota -1.0%
2,250	M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021 (d)		2,737,778
		Mississippi-2.8%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		3,070,997
2,000	M	5.625% 7/1/2039		2,287,980
2,000	M	Mississippi State Cap. Impt. Projs. GO 5% 10/1/2036		2,338,640
				7,697,617
		Missouri-.4%
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030		1,103,140
		Nebraska-1.5%
3,880	M	Nebraska Investment Fin. Auth. Single-Family Hsg. Rev. 5.7% 9/1/2031		4,252,325
		Nevada-.8%
2,000	M	Las Vegas Wtr. Dist. GO 5% 6/1/2037		2,280,440
		New Jersey-1.6%
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038		4,564,080
		New Mexico-1.4%
4,000	M	New Mexico Hospital Equipment 4% 8/1/2042		4,043,680
		New York-5.6%
2,500	M	Long Island Power Auth. Rev. 5% 9/1/2042		2,862,850
4,050	M	Nassau County GO 5% 4/1/2031		4,649,360
4,000	M	New York City Mun. Wtr. Fin. Auth. Rev. 5% 6/15/2034		4,708,360
3,000	M	New York City Transitional Fin. Auth. Rev. 5% 2/1/2037		3,484,200
				15,704,770
		North Carolina-1.2%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,466,470
		Ohio-3.8%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2024		2,291,740
1,000	M	Hamilton Cnty. Sales Tax 5% 12/1/2032		1,085,870
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031		1,332,490
5,000	M	University of Cincinnati 5% 6/1/2028		6,007,650
				10,717,750
		Pennsylvania-7.7%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		5,962,000
2,500	M	Beaver County GO 5.55% 11/15/2031		2,807,150
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025		1,776,120
		State Pub. Sch. Bldg. Auth. Revenue:
1,000	M	5.25% 6/1/2013 (b)		1,033,520
4,730	M	5% 2/15/2032 (c)		5,331,041
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027		3,429,144
1,000	M	5.375% 4/1/2028		1,172,860
				21,511,835
		Puerto Rico-2.5%
1,500	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		1,681,425
5,000	M	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.5% 8/1/2037		5,375,650
				7,057,075
		Rhode Island-2.5%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029		3,733,990
1,600	M	5% 5/15/2034		1,689,920
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,639,249
				7,063,159
		South Carolina-2.9%
		South Carolina State Pub. Svc. Auth. Revenue:
2,000	M	5% 1/1/2033		2,328,320
5,000	M	5% 12/1/2036		5,734,000
				8,062,320
		South Dakota-.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028		1,694,880
		Texas-9.6%
3,220	M	Dallas-Fort Worth International Airport Rev. 5% 11/1/2045		3,605,209
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,569,350
5,000	M	Houston Util. Sys. Rev. 5.25% 11/15/2031		6,040,600
3,000	M	North Texas Twy. Auth. Rev. 5% 9/1/2031		3,529,620
1,250	M	Parker County GO 5% 2/15/2029		1,416,262
3,500	M	Socorro Independent School Dist. GO 5% 8/15/2033		4,148,480
2,100	M	Whitney Independent School Dist. 5% 8/15/2037		2,443,980
				26,753,501
		Utah-.6%
1,300	M	Utah Infrastructure Agy. Telecommunications & Franchise Tax Rev.
		5.5% 10/15/2030		1,558,674
		Washington-3.0%
2,500	M	Washington State GO 5% 8/1/2033		2,948,425
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,535,000
				8,483,425
Total Value of Municipal Investments (cost $238,131,829)			95.5%	266,499,849
Other Assets, Less Liabilities			4.5	12,626,950
Net Assets			100.0%	$279,126,799

+ Prior to September 4, 2012 known as First Investors Tax Exempt Fund II.

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$238,131,829. Accumulated net unrealized appreciation on investments was $28,368,020, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.3%
		Airport-7.7%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		$1,165,380
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,130,980
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025		1,179,520
				3,475,880
		Education-10.2%
		California Educational Facs. Auth. Revenue:
500	M	Claremont Univ. Consortium 5% 10/1/2033		582,375
500	M	Harvey Mudd College 5.25% 12/1/2031		589,845
500	M	Pepperdine University 5% 9/1/2033		591,640
1,000	M	California State Public Works Brd. Lease Rev. 5% 9/1/2034		1,122,600
1,000	M	California State University Rev. 5% 11/1/2037		1,144,810
500	M	University of California 5% 5/1/2037		581,045
				4,612,315
		Electric-6.7%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031		580,915
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,249,040
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,173,630
				3,003,585
		General Obligation-24.2%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,169,520
1,000	M	Centinela Valley Union School District 5% 8/1/2031		1,145,500
1,000	M	Chico Unified School District 5% 8/1/2026		1,118,790
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,140,520
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,135,120
650	M	Jefferson Unified High Sch. District 6.25% 2/1/2016		742,105
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,173,890
750	M	Natomas Unified School District 5.95% 9/1/2021		865,718
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028		1,238,500
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,180,800
				10,910,463
		Health Care-11.5%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,086,500
1,000	M	Providence Health Services 6.5% 10/1/2033		1,209,150
500	M	Scripps Health 5% 11/15/2036		550,760
500	M	Stanford Hospital 5.25% 11/15/2031		582,775
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		1,134,760
500	M	Sutter Health 5.5% 8/15/2026		594,820
				5,158,765
		Lease-5.6%
500	M	California State Public Works Lease Rev. 5% 12/1/2029		564,470
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,152,240
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		785,687
				2,502,397
		Other Revenue-1.3%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		591,925
		Other Tax-14.6%
880	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		929,843
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040		1,098,910
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032		1,135,790
1,000	M	Sacramento Area Flood Control Agency 5% 10/1/2037		1,115,390
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,245,070
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024		1,033,290
				6,558,293
		State General Obligation-2.5%
1,000	M	California State Various Purpose 5% 9/1/2036 (c)		1,129,750
		Water/Sewer-14.0%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		836,085
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029		1,095,260
1,000	M	Los Angeles Wastewater System Rev. 5% 6/1/2027		1,179,310
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		588,350
1,000	M	Mojave Water Agency 5.5% 6/1/2029		1,168,940
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,169,690
265	M	South Gate Public Fing. Auth. Wtr. Rev. 6% 10/1/2012		265,071
				6,302,706
Total Value of Municipal Bonds (cost $39,488,168)			98.3%	44,246,079
Other Assets, Less Liabilities			1.7	756,849
Net Assets			100.0%	$45,002,928

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$39,488,168. Accumulated net unrealized appreciation on investments was $4,757,911 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.0%
		Appropriation-14.4%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		$1,148,180
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2038		1,151,520
1,000	M	State Supported Child Care 5% 7/1/2028		1,141,820
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		1,956,727
				5,398,247
		Education-23.5%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
320	M	Connecticut College 5% 7/1/2032		373,632
1,000	M	Loomis Chafee School 5% 7/1/2030		1,103,610
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,144,670
1,000	M	Salisbury School 5% 7/1/2028		1,138,730
1,000	M	Trinity College 5% 7/1/2019		1,071,530
1,000	M	Wesleyan University 5% 7/1/2035		1,143,800
1,000	M	Westminster School 5% 7/1/2037		1,073,560
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021		609,738
1,000	M	University Rev. 4.75% 2/15/2029		1,141,730
				8,801,000
		Electric-3.1%
		Connecticut St. Transmission Muni. Elec. Energy Revenue:
500	M	5% 1/1/2032		587,140
500	M	5% 1/1/2042		569,235
				1,156,375
		General Obligation-10.6%
1,000	M	Bridgeport 5% 12/1/2023		1,107,750
1,000	M	Hartford 5% 4/1/2031		1,155,290
1,500	M	New Haven 5% 3/1/2026		1,710,765
				3,973,805
		Health Care-11.4%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Lawrence & Memorial Hospital 5% 7/1/2031		556,330
		Middlesex Hospital:
350	M	5% 7/1/2026		392,798
460	M	5% 7/1/2027		514,584
500	M	Stamford Hospital 5% 7/1/2030		548,230
1,000	M	William W. Backus Hospital 5% 7/1/2025		1,116,210
		Yale-New Haven Hospital:
500	M	5% 7/1/2026		541,190
500	M	5.25% 7/1/2030		585,825
				4,255,167
		Lease-1.5%
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		547,580
		Other Tax-13.4%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,191,140
1,000	M	5% 8/1/2027		1,159,040
		Puerto Rico Sales Tax Fing. Revenue:
1,400	M	5.75% 8/1/2037		1,552,810
1,000	M	5.25% 8/1/2040		1,098,910
				5,001,900
		Pre-Refunded/Escrowed-to-Maturity-10.9%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Children's Medical Center 5% 7/1/2014 (b)		1,075,640
1,000	M	Renbrook School 5% 7/1/2017 (b)		1,196,990
1,050	M	South Windsor 5% 2/15/2016 (b)		1,211,637
580	M	Stratford 5% 12/15/2013 (b)		613,623
				4,097,890
		State General Obligation-3.2%
1,000	M	Connecticut 5% 9/15/2032 (c)		1,208,000
		Water/Sewer-6.0%
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2025		1,099,730
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,136,560
				2,236,290
Total Value of Municipal Bonds (cost $32,968,976)			98.0%	36,676,254
Other Assets, Less Liabilities			2.0	757,957
Net Assets			100.0%	$37,434,211

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$32,968,976. Accumulated net unrealized appreciation on investments was $3,707,278, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Airport-1.1%
$ 250	M	Mass State Port Auth. Rev. 5% 7/1/2031		$300,097
		Education-28.2%
780	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028		912,428
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035		1,143,250
		Massachusetts State Dev. Fin. Agy. Revenue:
750	M	Boston University 5.6% 10/1/2035		859,823
1,000	M	Lesley University 5.25% 7/1/2033		1,155,870
750	M	Northeastern University 5% 10/1/2031		878,498
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037		1,101,350
1,000	M	Harvard University 5.5% 11/15/2036		1,218,240
				7,269,459
		General Obligation-7.5%
500	M	Quincy 5% 12/1/2028		595,755
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,116,510
215	M	Worcester 5.5% 8/15/2017		215,722
				1,927,987
		Health Care-8.3%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5.375% 2/1/2027		1,133,460
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013		1,003,760
				2,137,220
		Housing-7.6%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	Multi-Family Housing 5.25% 12/1/2035		1,085,290
830	M	Single Family Housing 5.35% 12/1/2033		883,909
				1,969,199
		Other Revenue-4.6%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028		1,184,180
		Other Tax-17.7%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,191,580
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	6.5% 8/1/2035		1,190,140
2,000	M	5.25% 8/1/2040		2,197,820
				4,579,540
		Pre-Refunded/Escrowed-to-Maturity-6.0%
950	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2012 (b)		958,503
550	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014		587,053
				1,545,556
		State General Obligation-7.0%
		Massachusetts State:
1,000	M	5.5% 8/1/2030		1,393,470
500	M	.868% 5/1/2037 (e)		406,735
				1,800,205
		Water/Sewer-11.0%
370	M	Boston Water & Sewer Comm. Rev. 5.75% 11/2/2013		380,593
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,207,670
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025		1,242,520
				2,830,783
Total Value of Municipal Bonds (cost $22,791,244)			99.0%	25,544,226
Other Assets, Less Liabilities			1.0	265,259
Net Assets			100.0%	$25,809,485

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$22,791,244. Accumulated net unrealized appreciation on investments was $2,752,982, consisting of $2,846,247 gross unrealized appreciation and $93,265 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.8%
		Education-4.8%
$1,000	M	Ferris State University Revenue 5% 10/1/2028		$1,121,180
		Electric-7.7%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		677,515
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,134,980
				1,812,495
		General Obligation-27.0%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,135,590
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,182,680
1,000	M	Montrose Township School District 6.2% 5/1/2017		1,227,380
500	M	Northview Public School District 5% 5/1/2041		557,545
1,000	M	Troy City School District 5% 5/1/2026		1,111,980
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,099,290
				6,314,465
		Health Care-10.0%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,141,080
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028		1,190,280
				2,331,360
		Housing-4.7%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028		1,105,240
		Lease-5.1%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,207,150
		Other Tax-12.3%
500	M	Detroit Distributable State Aid 5% 11/1/2030		557,850
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,208,640
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040		1,098,910
				2,865,400
		State General Obligation-5.0%
1,000	M	Michigan State 5% 11/1/2022		1,166,240
		Water/Sewer-22.2%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,261,830
		Detroit Water Supply System Revenue:
1,000	M	6.5% 7/1/2015		1,084,800
1,000	M	5.5% 7/1/2027		1,137,780
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,148,650
500	M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		562,050
				5,195,110
Total Value of Municipal Bonds (cost $20,146,817)			98.8%	23,118,640
Other Assets, Less Liabilities			1.2	277,368
Net Assets			100.0%	$23,396,008

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$20,146,817. Accumulated net unrealized appreciation on investments was $2,971,823, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.4%
		Airport-2.2%
$500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2026		$548,800
		Appropriation-1.2%
250	M	University of Minnesota Special Purpose Rev. 5% 8/1/2030		299,405
		Education-15.4%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031		898,057
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		579,510
250	M	Gustavus Adolfus College 5% 10/1/2031		283,165
500	M	Macalester College 5% 6/1/2035		580,160
250	M	University of St. Thomas 5.25% 4/1/2039		272,948
500	M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029		566,560
		University of Minnesota:
250	M	5% 12/1/2030		305,655
250	M	5.25% 12/1/2030		306,442
				3,792,497
		Electric-9.2%
250	M	Central Minnesota Municipal Pwr. Agy. Rev. 5% 1/1/2042		281,002
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		283,215
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		578,965
500	M	5% 1/1/2026		554,580
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		571,860
				2,269,622
		General Obligation-28.2%
500	M	Bemidji 5% 2/1/2028		593,780
500	M	Crow Wing County Jail 5% 2/1/2021		544,475
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		573,300
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		813,827
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		585,810
500	M	Hennepin County 5% 12/1/2025		581,910
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		872,288
625	M	Minneapolis Special School District #1, 5% 2/1/2020		634,000
500	M	New Brighton 5% 2/1/2032		566,770
500	M	Scott County 5% 12/1/2023		586,135
500	M	St. Louis County 5% 12/1/2023		586,135
				6,938,430
		Health Care-18.3%
		Minneapolis Health Care Sys. Revenue:
500	M	5.5% 5/15/2017		506,555
500	M	6.5% 11/15/2038		621,295
500	M	Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. 5% 8/15/2034		551,790
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		835,230
250	M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021 (d)		304,197
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030		277,840
500	M	5.375% 5/1/2031		563,045
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		843,488
				4,503,440
		Housing-6.9%
		Minnesota State Housing Finance Agency:
200	M	Multi-Family Hsg. 5.05% 7/1/2034		218,050
		Rental Hsg. Revenue:
250	M	5% 8/1/2030		277,502
300	M	5.05% 8/1/2031		334,554
425	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		455,881
400	M	Minnetonka Multi-Family Housing Rev. 5.9% 10/20/2019		400,964
				1,686,951
		Lease-5.0%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		664,560
250	M	Minnesota State Housing Finance Agency
		(Nonprofit Hsg. Rev.) 5% 8/1/2031		287,625
250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029		286,800
				1,238,985
		Other Tax-6.3%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		372,294
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,181,640
				1,553,934
		Pre-Refunded/Escrowed-to-Maturity-2.0%
400	M	University of Minnesota 5.75% 7/1/2017		489,008
		State General Obligation-3.7%
500	M	Minnesota State 5% 6/1/2022		598,915
250	M	Minnesota State Highway 5% 8/1/2026		297,328
				896,243
Total Value of Municipal Bonds (cost $21,369,308)			98.4%	24,217,315
Other Assets, Less Liabilities			1.6	384,159
Net Assets			100.0%	$24,601,474

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$21,369,308. Accumulated net unrealized appreciation on investments was $2,848,007, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.7%
		Appropriation-12.6%
$1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028		$1,349,100
1,000	M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029		1,178,570
		New Jersey State Health Care Facs. Fing. Authority Rev.
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,104,870
1,000	M	5.75% 10/1/2031		1,177,150
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,270,030
1,000	M	5.5% 12/15/2038		1,141,020
				7,220,740
		Education-11.9%
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035		1,100,830
1,000	M	New Jersey City Univ. 5% 7/1/2028		1,110,870
1,000	M	Princeton University 5% 7/1/2034		1,232,440
		Rowan University:
1,000	M	5% 7/1/2025		1,126,690
1,000	M	5% 7/1/2026		1,123,280
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,138,540
				6,832,650
		General Obligation-19.9%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		1,996,417
1,000	M	Bayonne 5.25% 7/1/2027		1,152,190
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys. 5.125% 1/1/2025		1,117,170
1,000	M	Elizabeth 5.25% 4/15/2027		1,184,660
1,000	M	Essex County Impt. Authority Rev. 5.5% 10/1/2027		1,326,820
1,000	M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034		1,119,480
1,000	M	Jersey City 5% 1/15/2026		1,140,040
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,163,460
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		1,204,950
				11,405,187
		Health Care-5.8%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031		2,193,340
1,000	M	Virtua Health 5.5% 7/1/2038		1,117,790
				3,311,130
		Housing-10.0%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,045	M	Mtg. Rev. 6.375% 10/1/2028		2,296,678
895	M	Multi-Family Hsg. 6.05% 11/1/2017		911,987
2,000	M	Newark Hsg. Auth. Rev.(South Ward Police Facility)
		6.75% 12/1/2038		2,525,040
				5,733,705
		Industrial Development Revenue/Pollution Control Revenue-3.8%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,210,587
		Lease-8.1%
1,000	M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024		1,252,580
		New Jersey State Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027		1,140,160
1,000	M	5.25% 6/15/2028		1,136,180
1,000	M	North Hudson Sewerage Auth. Rev. 5% 6/1/2042		1,144,680
				4,673,600
		Other Tax-9.2%
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027		1,204,940
		Puerto Rico Sales Tax Fing. Revenue:
500	M	6.5% 8/1/2035		595,070
1,000	M	5.75% 8/1/2037		1,109,150
2,175	M	5.25% 8/1/2040		2,390,129
				5,299,289
		Pre-Refunded/Escrowed-to-Maturity-7.4%
1,790	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016		2,050,768
1,000	M	Cape May County Bridge Commission 5% 6/1/2015 (b)		1,123,920
1,030	M	New Jersey State Health Care Facs. Fing. Authority Rev.
		(General Hospital Center at Passaic) 6% 7/1/2014		1,098,361
				4,273,049
		State General Obligation-1.9%
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		1,095,160
		Toll & Turnpike-7.1%
		New Jersey St. Turnpike Auth. Revenue:
500	M	5% 1/1/2030		593,305
1,000	M	5% 1/1/2031		1,146,740
1,000	M	5% 1/1/2035		1,161,030
1,000	M	South Jersey Trans. Auth. 5% 11/1/2029 (c)		1,161,190
				4,062,265
		Transportation-2.0%
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		1,169,400
Total Value of Municipal Bonds (cost $50,273,716)			99.7%	57,286,762
Other Assets, Less Liabilities			.3	163,139
Net Assets			100.0%	$57,449,901

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$50,273,716. Accumulated net unrealized appreciation on investments was $7,013,046 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Appropriation-9.2%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.375% 2/15/2047		$2,365,600
1,000	M	New York City Hsg. Dev. Corp. Rev. (Cap. Funding Prog.)
		5% 7/1/2025		1,067,440
		New York State Dormitory Authority Revenue:
		City University:
955	M	5.75% 7/1/2013		993,716
3,000	M	6% 7/1/2020		3,777,180
1,000	M	Mental Health Services 5% 2/15/2033		1,114,190
1,460	M	Special Act School Districts Program 6% 7/1/2013		1,466,307
1,500	M	State University 5.25% 5/15/2021		1,893,720
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		3,054,662
				15,732,815
		Education-10.4%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		576,990
1,500	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030		1,648,290
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021		2,938,463
1,000	M	Fordham University 5% 7/1/2028		1,165,980
		New York University:
1,610	M	6% 7/1/2018		2,049,498
2,000	M	5% 7/1/2037		2,315,040
1,200	M	Pratt Institute 5% 7/1/2034		1,326,060
500	M	Skidmore College 5% 7/1/2027		585,950
1,000	M	St. Johns University 5% 7/1/2024		1,127,250
3,500	M	The New School 5.5% 7/1/2043		4,008,900
				17,742,421
		Electric-5.4%
		Long Island Power Auth. Elec. Revenue:
5,000	M	5.5% 5/1/2033		5,887,950
1,000	M	5% 9/1/2037		1,149,710
2,000	M	5% 9/1/2042		2,265,960
				9,303,620
		General Obligation-17.8%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026		5,894,350
1,000	M	Monroe County 5% 6/1/2029		1,137,300
4,465	M	Nassau County 5% 10/1/2029		5,087,689
435	M	New York City 5.75% 8/1/2018		440,942
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,923,567
1,000	M	Master Boces Program 5% 8/15/2028		1,141,830
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,137,410
3,400	M	Croton Hudson 5.625% 10/1/2029		4,014,482
1,000	M	Williamsville 5.25% 4/1/2021		1,003,750
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015		1,757,618
		Yonkers:
1,000	M	5.125% 7/1/2016		1,002,790
1,000	M	5.25% 7/1/2017		1,002,740
1,000	M	5.25% 7/1/2018		1,002,540
				30,547,008
		Health Care-2.1%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
		5.5% 4/1/2030		714,219
		New York State Dormitory Authority Revenue:
		NYSARC:
1,140	M	5% 7/1/2025		1,315,902
500	M	6% 7/1/2036		576,735
1,000	M	United Cerebral Palsy 5.125% 7/1/2021		1,010,950
				3,617,806
		Housing-1.9%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,230,130
1,840	M	New York City Hsg. Dev. Corp. Rev.
		(Multi-Family Hsg. Rev.) 5% 11/1/2026		2,061,039
				3,291,169
		Lease-5.5%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,478,825
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,229,320
		New York State Dormitory Authority Revenue:
2,500	M	Court Facs. Lease 5.5% 5/15/2027		3,279,175
3,000	M	State University Dormitory Facilities 5% 7/1/2037		3,461,640
				9,448,960
		Other Revenue-4.0%
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,573,180
1,970	M	New York State Dormitory Authority Rev.
		(New York-Presbyterian Hospital) 5.25% 2/15/2024		2,111,466
1,000	M	New York State Liberty Dev. Corp. Rev. 5% 12/15/2041		1,126,870
				6,811,516
		Other Tax-18.1%
5,000	M	JPMorgan Chase Putters 9.258% 12/15/2024 (a)		7,045,900
1,000	M	Metropolitan Transit Authority of New York
		(Dedicated Tax Rev.) 5% 11/15/2031		1,129,840
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028		2,977,200
1,000	M	5% 11/1/2033		1,166,550
1,500	M	5% 11/1/2038		1,735,200
		New York State Dormitory Authority Rev.
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		3,014,025
3,000	M	5.75% 3/15/2036		3,681,990
1,000	M	5% 3/15/2041		1,144,890
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		Personal Income Tax 5% 12/15/2027		2,400,340
		Puerto Rico Sales Tax Fing. Revenue:
5,000	M	5.75% 8/1/2037		5,545,750
1,000	M	5.25% 8/1/2040		1,098,910
				30,940,595
		Pre-Refunded/Escrowed-to-Maturity-7.8%
4,500	M	Buffalo School District 5.375% 11/15/2012 (b)		4,530,645
2,500	M	Metropolitan Trans. Auth. Rev. 5% 11/15/2012 (b)		2,515,750
425	M	New York State Dormitory Authority Rev.
		(Judicial Facs. Lease) 7.375% 7/1/2016		486,718
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		5,874,300
				13,407,413
		Toll & Turnpike-3.3%
5,000	M	New York State Thruway Auth. (General Revenue)
		5% 1/1/2026		5,552,100
		Transportation-10.2%
5,000	M	Metropolitan Trans. Auth. New York Rev. 5.25% 11/15/2022		5,266,850
		New York State Thruway Authority Revenue:
2,500	M	General Revenue 5% 1/1/2042		2,826,975
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		3,561,899
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,847,000
				17,502,724
		Water/Sewer-3.3%
2,750	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		3,709,447
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,847,220
				5,556,667
Total Value of Municipal Bonds (cost $148,215,440)			99.0%	169,454,814
Other Assets, Less Liabilities			1.0	1,732,385
Net Assets			100.0%	$171,187,199

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$148,215,440. Accumulated net unrealized appreciation on investments was $21,239,374, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.2%
		Combined Utility-8.9%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		$1,143,180
1,065	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,287,244
				2,430,424
		Education-4.2%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,148,590
		Electric-4.2%
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		1,145,460
		Health Care-16.4%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,128,500
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,137,440
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,123,410
1,000	M	North Carolina Medical Care 5% 11/1/2034		1,060,800
				4,450,150
		Lease-27.7%
		Cabarrus County:
1,000	M	5.25% 6/1/2027		1,184,410
1,000	M	5% 1/1/2029		1,170,040
1,000	M	Charlotte 5% 6/1/2029		1,155,780
1,000	M	Durham County 5% 6/1/2027		1,157,510
500	M	Harnett County 5% 6/1/2027		566,885
1,000	M	Monroe 5.5% 3/1/2034		1,126,720
1,000	M	Salisbury 5.625% 3/1/2026		1,172,290
				7,533,635
		Other Tax-6.1%
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	5.75% 8/1/2037		1,109,150
500	M	5.25% 8/1/2040		549,455
				1,658,605
		Pre-Refunded/Escrowed-to-Maturity-14.5%
1,000	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2014 (b)		1,074,670
500	M	Harnett County 5.125% 12/1/2012 (b)		509,345
1,000	M	Lincoln County 5.5% 6/1/2018 (b)		1,260,750
1,000	M	North Carolina Medical Care Community Health Facility Rev.
		5.625% 10/1/2014 (b)		1,106,010
				3,950,775
		Toll & Turnpike-4.3%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,155,840
		Water/Sewer-11.9%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,134,240
		Dare County Utilities Sys. Revenue:
320	M	5% 2/1/2030		379,491
465	M	5% 2/1/2031		548,379
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,169,330
				3,231,440
Total Value of Municipal Bonds (cost $23,352,062)			98.2%	26,704,919
Other Assets, Less Liabilities			1.8	504,405
Net Assets			100.0%	$27,209,324

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$23,352,062. Accumulated net unrealized appreciation on investments was $3,352,857, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.0%
		Education-18.0%
$1,000	M	Cuyahoga Cmnty. College Dist. General Receipts 5% 12/1/2022		$1,018,410
500	M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.) 5.375% 12/1/2030		574,750
500	M	Ohio Univ. Gen. Receipts Athens 5% 12/1/2042		567,895
1,000	M	University Akron Gen. Rcpts. 5% 1/1/2028		1,146,740
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,135,530
				4,443,325
		Electric-2.3%
500	M	American Mun. Power Rev. (Prairie State Energy Campus)
		5.375% 2/15/2028		574,895
		General Obligation-43.7%
720	M	Adams County Valley Local School District 7% 12/1/2015		777,262
500	M	Avon Local School District 6.5% 12/1/2015		585,035
1,000	M	Beavercreek County School District 5% 12/1/2029		1,151,790
1,000	M	Beavercreek Local School District 6.6% 12/1/2015		1,097,180
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023		1,075,380
1,000	M	Franklin County 5% 12/1/2031		1,157,900
655	M	Jefferson County Jail Construction 5.75% 12/1/2019		739,954
1,000	M	Lancaster City School District 5% 10/01/2037		1,148,950
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		471,484
250	M	6.125% 12/1/2033		290,742
1,000	M	St. Mary's City School District 5% 12/1/2025		1,130,740
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,133,000
				10,759,417
		Health Care-15.8%
500	M	Franklin County Hosp. Rev. 5% 11/1/2034		551,180
1,000	M	Lorain County Hosp. Rev. 5% 4/1/2033		1,078,690
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,141,100
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,107,370
				3,878,340
		Housing-4.2%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
590	M	6.125% 9/1/2028		625,913
385	M	5.45% 9/1/2033		400,746
				1,026,659
		Other Revenue-4.7%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,153,370
		Other Tax-4.5%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 6% 8/1/2042		1,110,720
		State General Obligation-4.8%
1,000	M	Ohio State 5.375% 9/1/2028		1,189,380
Total Value of Municipal Bonds (cost $21,702,281)			98.0%	24,136,106
Other Assets, Less Liabilities			2.0	484,342
Net Assets			100.0%	$24,620,448

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$21,702,281. Accumulated net unrealized appreciation on investments was $2,433,825, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.4%
		Airport-2.1%
$1,000	M	Port of Portland Airport Rev. 5% 7/1/2029		$1,117,050
		Education-2.2%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029		1,186,520
		Electric-1.1%
500	M	Eugene Elec. Util. Rev. 5% 8/1/2038 (c)		585,350
		General Obligation-42.5%
		Beaverton School District #48J:
750	M	5% 6/1/2031		906,855
1,500	M	5.125% 6/1/2036		1,818,960
1,000	M	Central Oregon Community College Dist. 5% 6/15/2030		1,191,760
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025		1,187,030
1,000	M	Clackamas Community College Dist. 5% 5/1/2024		1,098,280
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021		1,284,070
		Clackamas & Washington Cntys. Sch. Dist. #3:
500	M	5% 6/15/2030		607,265
500	M	5% 6/15/2032		603,025
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030		1,247,680
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,182,320
1,000	M	5% 6/15/2030		1,146,990
635	M	Jefferson County School District #509J, 5.25% 6/15/2019		637,489
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027		1,377,390
1,000	M	Multnomah County School District #3, 5% 6/30/2035		1,159,210
1,225	M	Newport Zero Coupon 6/1/2029		717,360
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027		1,160,300
1,000	M	Puerto Rico Commonwealth 5.375% 7/1/2025		1,125,070
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		557,660
1,000	M	Salem 5% 6/1/2028		1,161,120
600	M	Washington and Clackamas Counties School District #23,
		5.25% 6/1/2016		703,890
1,000	M	Washington Cnty. School District #15 Zero Coupon 6/15/2023		760,080
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023		1,163,400
				22,797,204
		Health Care-5.3%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,092,550
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,181,570
500	M	Oregon State Facs. Auth. Rev. 5% 3/15/2030		553,905
				2,828,025
		Housing-1.6%
780	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		853,811
		Industrial Development Revenue/Pollution Control Revenue-1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		567,320
		Lease-3.0%
		Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000	M	5.25% 7/1/2027		1,071,790
500	M	6% 7/1/2028		547,580
				1,619,370
		Other Tax-18.3%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,180,610
		Oregon State Department Trans. Hwy. User Tax Revenue:
1,000	M	5% 11/15/2028		1,136,690
1,000	M	5% 11/15/2031		1,136,690
		Portland Urban Renewal & Redevelopment:
500	M	Cent. Eastside 5.25% 6/15/2030		565,000
500	M	Interstate Corridor 5% 6/15/2031		546,650
250	M	Lents Town Ctr. 5% 6/15/2030		278,632
325	M	River District 5% 6/15/2031		376,292
		Puerto Rico Sales Tax Financing Revenue:
1,500	M	5.25% 8/1/2040		1,648,365
1,575	M	6% 8/1/2042		1,749,384
1,000	M	Tri-County Met. Transportation Dist. Rev. 5% 9/1/2037		1,179,490
				9,797,803
		Pre-Refunded/Escrowed-to-Maturity-2.1%
1,000	M	Tillamook & Yamhill Counties School District #101,
		5% 6/15/2015 (b)		1,125,690
		State General Obligation-2.2%
1,000	M	Oregon State 5% 5/1/2036		1,182,530
		Toll & Turnpike-1.2%
595	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
		4.95% 7/1/2026		644,522
		Water/Sewer-14.8%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		868,380
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,163,080
1,000	M	5% 6/15/2027		1,136,710
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028		1,085,440
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024		1,059,150
2,250	M	Tigard Water System Rev. 5% 8/1/2037		2,625,728
				7,938,488
Total Value of Municipal Bonds (cost $46,024,949)			97.4%	52,243,683
Other Assets, Less Liabilities			2.6	1,387,230
Net Assets			100.0%	$53,630,913

At September 30, 2012, the cost of municipal investments for federal income tax purposes was $46,024,949. Accumulated net unrealized appreciation on investments was $6,218,734, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.3%
		Airport-2.8%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029		$1,110,830
		Appropriation-2.8%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,128,190
		Education-7.2%
500	M	Cumberland Cnty. Muni. Auth. Rev. 5% 11/1/2042		559,000
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033		1,158,710
500	M	Penn. St. Higher Educ. Facs. Auth. Rev. 5% 4/1/2035 (c)		571,735
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		584,930
				2,874,375
		General Obligation-34.6%
1,000	M	Beaver County 5.55% 11/15/2031		1,122,860
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,189,960
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,120,500
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,114,520
1,000	M	Easton Area School District 5.2% 4/1/2028		1,139,840
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,158,330
1,000	M	Methacton School District 6.375% 3/1/2024		1,217,350
1,000	M	Philadelphia 7% 7/15/2028		1,170,120
1,000	M	Philadelphia School District 6% 9/1/2038		1,141,020
1,000	M	Reading 6.25% 11/1/2033		1,155,290
1,000	M	Scranton School District 5% 7/15/2027		1,110,430
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,172,860
				13,813,080
		Health Care-17.5%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,142,290
545	M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014		563,955
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,180,260
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		1,117,060
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018		1,215,530
500	M	Philadelphia Hosp. & Hgr. Ed. Facs. Rev. 5% 7/1/2032		584,260
1,000	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025		1,176,140
				6,979,495
		Housing-1.4%
500	M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev. 5.25% 6/1/2032		534,550
		Lease-1.4%
500	M	Penn. St. Econ. Dev. Fin. Auth. Govt. Lease Rev. 5% 3/1/2034		564,255
		Other Tax-7.2%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,192,400
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		567,710
1,000	M	Puerto Rico Sales Tax Fing. Corp. Rev. 5.75% 8/1/2037		1,109,150
				2,869,260
		Pre-Refunded/Escrowed-to-Maturity-3.4%
1,000	M	Boyertown Area School District 5% 4/1/2015 (b)		1,102,590
255	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		269,489
				1,372,079
		Toll & Turnpike-8.6%
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,180,880
1,000	M	5% 6/1/2029		1,126,890
1,000	M	5% 12/1/2037		1,129,780
				3,437,550
		Water/Sewer-12.4%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,131,220
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,138,240
1,000	M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036		1,131,610
390	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		405,343
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,144,290
				4,950,703
Total Value of Municipal Bonds (cost $34,766,803)			99.3%	39,634,367
Other Assets, Less Liabilities			.7	282,259
Net Assets			100.0%	$39,916,626

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$34,766,803. Accumulated net unrealized appreciation on investments was $4,867,564, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2012

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Airport-5.5%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		$1,130,970
1,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2026		1,150,920
				2,281,890
		Appropriation-4.3%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029		587,620
500	M	5% 2/15/2030		580,285
500	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2033		582,240
				1,750,145
		Combined Utility-2.7%
1,000	M	Richmond Public Util. Rev. 5% 1/15/2040		1,124,010
		Education-4.1%
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034		580,440
1,000	M	University of Virginia University Revs. 5% 6/1/2037		1,095,140
				1,675,580
		General Obligation-24.1%
1,000	M	Danville 5% 8/1/2029		1,178,660
500	M	Hanover Cnty. 5.25% 1/15/2031		612,300
1,000	M	Hopewell 5.875% 7/15/2034		1,176,560
1,000	M	Norfolk Capital Improvement 5% 10/1/2042		1,142,340
500	M	Portsmouth 5% 7/15/2033		599,115
500	M	Powhatan Cnty. 5% 1/15/2032		581,620
1,000	M	Richmond Pub. Impt. 5% 3/1/2031		1,209,220
		Virginia St. Public School Authority Revenue:
1,000	M	5% 8/1/2026		1,150,860
1,000	M	5% 8/1/2028		1,217,680
1,000	M	Waynesboro 5% 1/15/2034		1,081,080
				9,949,435
		Health Care-5.6%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,162,460
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2036		1,137,060
				2,299,520
		Housing-2.7%
980	M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev. 6% 7/1/2025		1,119,885
		Lease-19.4%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031		1,078,340
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024		1,109,220
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,138,710
1,000	M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031		1,078,200
1,000	M	Virginia St. College Bldg. Auth. 5% 9/1/2027		1,219,240
1,000	M	Virginia St. Pub. Bldg. Auth. Public Facs. Rev. 5% 8/1/2025		1,224,550
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030		1,153,500
				8,001,760
		Other Revenue-5.7%
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029		1,168,950
1,000	M	5% 11/1/2033		1,168,610
				2,337,560
		Other Tax-10.6%
		Puerto Rico Sales Tax Fing. Revenue:
1,015	M	5.75% 8/1/2037		1,125,787
1,000	M	5.25% 8/1/2040		1,098,910
1,000	M	6% 8/1/2042		1,110,720
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021		1,020,210
				4,355,627
		Pre-Refunded/Escrowed-to-Maturity-2.8%
1,000	M	Roanoke Industrial Development Auth. Hosp. Rev. Proj. 6.125% 7/1/2017		1,168,130
		Transportation-2.8%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,167,620
		Water/Sewer-8.7%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		1,142,280
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		578,680
700	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		759,808
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,117,550
				3,598,318
Total Value of Municipal Bonds (cost $36,719,890)			99.0%	40,829,480
Other Assets, Less Liabilities			1.0	413,432
Net Assets			100.0%	$41,242,912

At September 30, 2012, the cost of municipal investments for federal income tax purposes was
$36,719,890. Accumulated net unrealized appreciation on investments was $4,109,590, consisting entirely of gross unrealized appreciation.

FOOTNOTES

(a) Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2012.

(b) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(d) Municipal Bonds which have a mandatory put by the issuer are shown maturing at the put date.

(e) Interest rates are determined and reset periodically and are the rates in effect at September 30, 2012.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Long

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or, in the case of an insured municipal bond, the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value each Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:
Tax Exempt Income	-	$ 721,419,082	-
Tax Exempt Opportunities	-	266,499,849	-
California	-	44,246,079	-
Connecticut	-	36,676,254	-
Massachusetts	-	25,544,226	-
Michigan	-	23,118,640	-
Minnesota	-	24,217,315	-
New Jersey	-	57,286,762	-
New York	-	169,454,814	-
North Carolina	-	26,704,919	-
Ohio	-	24,136,106	-
Oregon	-	52,243,683	-
Pennsylvania	-	39,634,367	-
Virginia	-	40,829,480	-

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended September 30, 2012.

2. Security Transactions and Investment Income-Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts ("futures contracts"), options on futures contracts ("options"), inverse floating rate securities ("inverse floaters"), interest rate swap agreements ("swap agreements") and Municipal Market Data rate locks ("MMD Rate Locks") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ended September 30, 2012, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended September 30, 2012, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. At September 30, 2012, The Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended September 30, 2012, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a) The Registrant's President and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ DEREK BURKE

Derek Burke

President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ DEREK BURKE

Derek Burke

President

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 28, 2012